BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
BALANCE SHEETS
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Common shares, shares issued	2,000,000	2,000,000
Common shares, shares outstanding	2,000,000	2,000,000
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	200,000,000	200,000,000
Temporary equity, shares outstanding	953,033	8,000,000
Purchase price, per unit	$ 10.22	$ 10.00
Shares surrendered to company for cancellation	875,000	875,000